Defined contribution plan	12 Months Ended
Dec. 31, 2012
Defined contribution plan

11. Defined contribution plan

The Company sponsors a retirement savings plan for employees meeting certain eligibility requirements. Participants may choose from various investment options and can contribute an amount of their eligible compensation annually as defined by the plan document, subject to Internal Revenue Code limitations. The plan is funded by participant contributions and discretionary Company contributions. The Company made no discretionary contributions during 2012, 2011 or 2010.